Accumulated other comprehensive income, net of tax (Tables)	12 Months Ended
Dec. 31, 2024
Equity [Abstract]
Accumulated Other Comprehensive Income - Schedule of Accumulated Other Comprehensive Income
USD'000
Accumulated other comprehensive income as at December 31, 2022		775
Total net foreign currency translation adjustments (1)	(2)
Total defined benefit pension adjustment	11
Total other comprehensive income / (loss), net		9
Accumulated other comprehensive income as at December 31, 2023		784
Total net foreign currency translation adjustments	-
Total defined benefit pension adjustment	(26)
Total other comprehensive income / (loss), net		(26)
Accumulated other comprehensive income as at December 31, 2024		758
(1) Adjusted for rounding